Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Interest Income and consumer price index in Israel in conection to concession project	€ 1,948	€ 789
Interest income	291	544	263
Change in fair value of derivatives, net	494		636
Gain from exchange rate differences, net	697
Total financing income	€ 3,430	€ 1,333	€ 899